Carillon Reams Unconstrained Bond Fund
Schedule of Investments
September 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES - 26.2%		Par	Value
Allegro CLO Ltd., Series 2018-1A, Class AR, 6.43% (3 mo. Term SOFR + 1.13%), 06/13/2031 (a)		$7,846,116	$7,849,435
American Express Credit Account Master Trust
Series 2021-1, Class A, 0.90%, 11/15/2026		10,855,000	10,800,612
Series 2022-1, Class A, 2.21%, 03/15/2027		5,285,000	5,226,410
AMSR Trust, Series 2024-SFR1, Class A, 4.29%, 07/17/2041 (a)		2,575,000	2,553,072
Apidos CLO XII, Series 2013-12A, Class ARR, 6.38% (3 mo. Term SOFR + 1.08%), 04/15/2031 (a)		1,572,468	1,573,553
Avis Budget Rental Car Funding AESOP LLC
Series 2022-5A, Class A, 6.12%, 04/20/2027 (a)		4,240,000	4,320,842
Series 2023-1A, Class A, 5.25%, 04/20/2029 (a)		8,515,000	8,709,027
Series 2023-3A, Class A, 5.44%, 02/22/2028 (a)		4,465,000	4,547,620
Series 2023-5A, Class A, 5.78%, 04/20/2028 (a)		4,215,000	4,327,821
Series 2024-1A, Class A, 5.36%, 06/20/2030 (a)		10,135,000	10,416,336
Series 2024-2A, Class A, 5.13%, 10/20/2028 (a)		9,750,000	9,920,384
Series 2024-3A, Class A, 5.23%, 12/20/2030 (a)		5,545,000	5,690,409
Barings CLO Ltd., Series 2018-4A, Class A1R, 6.45% (3 mo. Term SOFR + 1.15%), 10/15/2030 (a)		13,013,731	13,023,075
BMW Vehicle Owner Trust
Series 2024-A, Class A2A, 5.42%, 02/25/2027		7,005,000	7,052,869
Series 2024-A, Class A2B, 5.60% (30 day avg SOFR US + 0.34%), 02/25/2027		3,700,000	3,703,378
Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A, 3.49%, 05/15/2027		14,315,000	14,219,393
Carlyle Global Market Strategies CLO, Series 2012-4A, Class A1R4, 5.97% (3 mo. Term SOFR + 1.12%), 04/22/2032 (a)		12,520,000	12,522,642
Dryden CLO Ltd., Series 2019-72A, Class ARR, 5.89% (3 mo. Term SOFR + 1.10%), 05/15/2032 (a)		11,200,000	11,202,184
Dryden Senior Loan Fund
Series 2015-40A, Class AR2, 6.27% (3 mo. Term SOFR + 1.15%), 08/15/2031 (a)		2,594,269	2,594,269
Series 2016-45A, Class A1RR, 5.92% (3 mo. Term SOFR + 1.08%), 10/15/2030 (a)		4,885,000	4,885,865
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)		11,299,634	10,938,239
Ford Credit Auto Owner Trust
Series 2024-A, Class A2B, 5.70% (30 day avg SOFR US + 0.36%), 01/15/2027		13,305,000	13,311,865
Series 2024-C, Class A2B, 5.75% (30 day avg SOFR US + 0.40%), 08/15/2027		2,855,000	2,855,285
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class A2A, 5.12%, 02/16/2027		2,013,818	2,017,642
Series 2024-1, Class A2B, 5.74% (30 day avg SOFR US + 0.40%), 02/16/2027		2,037,792	2,038,371
Series 2024-3, Class A2A, 5.35%, 06/16/2027		2,960,000	2,981,940
Series 2024-3, Class A2B, 5.70% (30 day avg SOFR US + 0.36%), 06/16/2027		2,960,000	2,959,425
Hertz Vehicle Financing III LLC
Series 2022-1A, Class A, 1.99%, 06/25/2026 (a)		5,824,000	5,734,862
Series 2023-4A, Class A, 6.15%, 03/25/2030 (a)		3,230,000	3,384,338
Series 2024-1A, Class A, 5.44%, 01/25/2029 (a)		12,395,000	12,636,757
Series 2024-2A, Class A, 5.48%, 01/27/2031 (a)		8,565,000	8,785,441
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/2027 (a)		4,485,000	4,223,637
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/2025 (a)		12,607,500	12,532,998
Home Partners of America Trust
Series 2021-1, Class A, 1.70%, 09/17/2041 (a)		4,061,170	3,539,800
Series 2021-2, Class A, 1.90%, 12/17/2026 (a)		10,347,783	9,779,624
Series 2021-3, Class A, 2.20%, 01/17/2041 (a)		12,046,114	10,927,911
Honda Auto Receivables Owner Trust, Series 2024-1, Class A2, 5.36%, 09/15/2026		10,991,602	11,024,870
Huntington Auto Trust, Series 2024-1A, Class A2, 5.50%, 03/15/2027 (a)		14,416,691	14,465,692
Hyundai Auto Receivables Trust
Series 2023-C, Class A2B, 5.97% (30 day avg SOFR US + 0.63%), 01/15/2027		3,335,476	3,339,331
Series 2024-A, Class A2B, 5.76% (30 day avg SOFR US + 0.42%), 04/15/2027		14,336,591	14,341,438
Invitation Homes Trust
Series 2018-SFR4, Class A, 6.31% (1 mo. Term SOFR + 1.21%), 01/17/2038 (a)		3,283,875	3,285,326
Series 2024-SFR1, Class A, 4.00%, 09/17/2041 (a)		2,840,000	2,754,818
KKR CLO Ltd., Series 20, Class AR, 6.14% (3 mo. Term SOFR + 1.05%), 10/16/2030 (a)		4,321,723	4,322,605
Madison Park Funding XXIV Ltd., Series 2016-24A, Class AR2, 6.40% (3 mo. Term SOFR + 1.12%), 10/20/2029 (a)		2,102,221	2,103,873
Madison Park Funding XXIX Ltd., Series 2018-29A, Class AR, 6.46% (3 mo. Term SOFR + 1.18%), 10/18/2030 (a)		3,872,269	3,877,203
Mercedes-Benz Auto Lease Trust
Series 2023-A, Class A2, 5.24%, 11/17/2025		2,381,799	2,382,512
Series 2024-B, Class A2B, 5.79% (30 day avg SOFR US + 0.44%), 12/15/2026		1,815,000	1,815,286
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A2B, 5.71% (30 day avg SOFR US + 0.37%), 05/17/2027		5,873,087	5,874,192
Porsche Financial Auto Securitization Trust
Series 2023-2A, Class A2A, 5.88%, 11/23/2026 (a)		1,515,370	1,518,981
Series 2023-2A, Class A2B, 5.93% (30 day avg SOFR US + 0.58%), 11/23/2026 (a)		1,471,777	1,472,361
Progress Residential Trust
Series 2021-SFR3, Class A, 1.64%, 05/17/2026 (a)		4,723,785	4,544,519
Series 2021-SFR7, Class A, 1.69%, 08/17/2040 (a)		3,450,993	3,130,467
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)		3,301,289	3,118,737
Series 2021-SFR9, Class A, 2.01%, 11/17/2040 (a)		7,409,324	6,769,513
STAR Trust, Series 2024-SFR4, Class A, 6.71% (1 mo. Term SOFR + 1.75%), 10/17/2041 (a)		16,430,000	16,445,403
Symphony CLO XVIII Ltd., Series 2016-18A, Class A1R3, 6.29% (3 mo. Term SOFR + 1.10%), 07/23/2033 (a)		6,315,000	6,317,103
TIAA CLO I Ltd., Series 2016-1A, Class ARR, 6.53% (3 mo. Term SOFR + 1.25%), 07/20/2031 (a)		971,062	971,644
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A2A, 5.27%, 01/15/2026		571,335	571,398
Series 2024-A, Class A2B, 5.69% (30 day avg SOFR US + 0.35%), 12/15/2026		4,889,094	4,889,617
Series 2024-C, Class A2A, 5.16%, 05/17/2027		4,465,000	4,493,049
Series 2024-C, Class A2B, 5.71% (30 day avg SOFR US + 0.37%), 05/17/2027		4,465,000	4,466,840
Tricon Residential Trust
Series 2022-SFR1, Class A, 3.86%, 04/17/2039 (a)		13,662,772	13,410,530
Series 2024-SFR2, Class A, 4.75%, 06/17/2040 (a)		7,015,636	7,034,490
Series 2024-SFR3, Class A, 4.50%, 08/17/2041 (a)		2,770,000	2,755,601
Venture CLO Ltd., Series 2018-34A, Class AR, 6.57% (3 mo. Term SOFR + 1.28%), 10/15/2031 (a)		4,410,000	4,411,733
Voya CLO Ltd., Series 2016-3A, Class A1R2, 6.43% (3 mo. Term SOFR + 1.15%), 10/18/2031 (a)		2,954,594	2,955,812
TOTAL ASSET-BACKED SECURITIES (Cost $408,902,468)			412,652,275

CORPORATE BONDS - 19.5%		Par	Value
Airlines - 2.5%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029 (a)		1,588,977	1,590,828
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 4.80%, 08/15/2027 (a)		3,806,348	3,801,474
British Airways, Pass Through Trust
Series 2020-1, Class A, 4.25%, 11/15/2032 (a)		2,185,197	2,092,615
Series 2021-1, Class A, 2.90%, 03/15/2035 (a)		4,601,309	4,081,392
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028		11,613,982	10,860,375
JetBlue, Pass Through Trust
Series 2019-1, Class AA, 4.00%, 11/15/2032		3,419,255	3,280,909
Series 2020-1, Class A, 2.75%, 05/15/2032		824,430	737,414
United Airlines, Pass Through Trust
Series 2014-1, Class A, 4.00%, 04/11/2026		2,689,347	2,648,239
Series 2015-1, Class A, 3.10%, 07/07/2028		886,047	839,895
Series 2015-1, Class AA, 3.45%, 12/01/2027		925,896	891,260
Series 2016-2, Class AA, 2.88%, 10/07/2028		3,552,131	3,322,579
Series 2018-1, Class AA, 3.50%, 03/01/2030		1,030,896	970,742
Series 2019-1, Class AA, 4.15%, 08/25/2031		4,803,080	4,608,739
Series 2019-2, Class AA, 2.70%, 05/01/2032		220,569	196,832
			39,923,293

Auto Manufacturers - 3.0%
Ford Motor Credit Co. LLC
6.95%, 03/06/2026		6,950,000	7,112,997
4.27%, 01/09/2027		2,215,000	2,176,222
7.35%, 11/04/2027		9,378,000	9,957,745
General Motors Financial Co., Inc.
5.35%, 07/15/2027		8,930,000	9,135,656
6.00%, 01/09/2028		7,155,000	7,457,061
Toyota Motor Credit Corp., 5.00%, 03/19/2027		4,650,000	4,765,386
Volkswagen Group of America Finance LLC, 5.30%, 03/22/2027 (a)		6,545,000	6,665,327
			47,270,394

Banks - 5.3%
Bank of America Corp.
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028		2,925,000	2,976,407
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033		6,810,000	6,098,649
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033		4,715,000	4,837,344
Citigroup, Inc.
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033		12,435,000	11,648,618
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033		3,425,000	3,762,417
JPMorgan Chase & Co.
5.00% to 07/22/2029 then SOFR + 1.13%, 07/22/2030		9,380,000	9,644,757
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033		8,595,000	8,778,751
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034		6,520,000	6,822,628
Mitsubishi UFJ Financial Group, Inc., 1.54% to 07/20/2026 then 1 yr. CMT Rate + 0.75%, 07/20/2027		5,470,000	5,207,304
The PNC Financial Services Group, Inc., 6.04% to 10/28/2032 then SOFR + 2.14%, 10/28/2033		7,060,000	7,627,907
Wells Fargo & Co.
4.48% to 04/04/2030 then 3 mo. Term SOFR + 4.03%, 04/04/2031		4,230,000	4,234,789
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033		2,905,000	2,655,680
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033		8,535,000	8,632,837
			82,928,088

Biotechnology - 0.2%
Amgen, Inc., 5.15%, 03/02/2028		3,465,000	3,567,947

Capital Markets - 1.9%
Morgan Stanley, 6.34% to 10/18/2032 then SOFR + 2.56%, 10/18/2033		7,260,000	8,073,375
The Bank of New York Mellon Corp., 4.97% to 04/26/2033 then SOFR + 1.61%, 04/26/2034		7,515,000	7,698,676
The Goldman Sachs Group, Inc., 3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033		8,505,000	7,652,226
UBS Group AG, 5.96% (1 yr. CMT Rate + 2.20%), 01/12/2034 (a)		6,895,000	7,373,109
			30,797,386

Commercial Services - 0.4%
ERAC USA Finance LLC, 4.60%, 05/01/2028 (a)		6,410,000	6,492,189

Consumer Finance - 0.4%
American Express Co., 5.10% to 02/16/2027 then SOFR + 1.00%, 02/16/2028		6,910,000	7,042,535

Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc., 2.55%, 03/21/2031		3,235,000	2,888,586

Electric - 3.0%
Appalachian Power Co., 2.70%, 04/01/2031		6,185,000	5,520,188
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/2030		510,000	490,603
Duke Energy Florida LLC, 5.88%, 11/15/2033		3,950,000	4,322,122
Duke Energy Indiana LLC, 5.25%, 03/01/2034		7,605,000	7,972,415
Entergy Arkansas LLC, 5.30%, 09/15/2033		5,810,000	6,069,630
Entergy Louisiana LLC
2.35%, 06/15/2032		5,485,000	4,728,473
5.35%, 03/15/2034		11,650,000	12,185,367
Public Service Electric and Gas Co., 4.65%, 03/15/2033		5,200,000	5,273,652
			46,562,450

Electric Utilities - 1.0%
Duke Energy Corp., 5.00%, 12/08/2027		3,475,000	3,560,588
Edison International, 4.95%, 04/15/2025		575,000	574,557
Southern California Edison Co., 1.20%, 02/01/2026		4,890,000	4,687,857
Wisconsin Power and Light Co., 5.38%, 03/30/2034		6,350,000	6,647,829
			15,470,831

Health Care Equipment & Supplies - 0.5%
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030		6,725,000	7,198,106

Insurance - 0.4%
Jackson National Life Global Funding, 1.75%, 01/12/2025 (a)		2,950,000	2,920,792
Metropolitan Life Global Funding I, 4.30%, 08/25/2029 (a)		2,720,000	2,728,094
			5,648,886

Multi-Utilities - 0.4%
Dominion Energy, Inc., 3.38%, 04/01/2030		6,090,000	5,771,946

Oil, Gas & Consumable Fuels - 0.3%
TransCanada PipeLines Ltd., 4.10%, 04/15/2030		4,851,000	4,774,825
TOTAL CORPORATE BONDS (Cost $301,902,390)			306,337,462

COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.0%		Par	Value
Angel Oak Mortgage Trust LLC, Series 2024-7, Class A1, 5.62%, 05/25/2069 (a)(b)		12,207,356	12,304,466
BANK, Series 2021-BNK35, Class A2, 1.87%, 06/15/2064		6,280,000	5,695,396
BBCMS Mortgage Trust, Series 2022-C18, Class A2, 5.50%, 12/15/2055 (c)		7,380,000	7,543,753
Benchmark Mortgage Trust, Series 2021-B28, Class A2, 1.79%, 08/15/2054		4,235,000	3,932,062
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A2, 2.98%, 11/10/2052		3,980,582	3,973,609
Citigroup Mortgage Loan Trust, Inc., Series 2021-J2, Class A7A, 2.50%, 07/25/2051 (a)(c)		1,798,253	1,605,651
COLT Mortgage Loan Trust, Series 2024-INV3, Class A1, 5.44%, 09/25/2069 (a)(b)		7,526,661	7,593,438
COMM Mortgage Trust
Series 2015-CR22, Class ASB, 3.14%, 03/10/2048		129,427	129,253
Series 2015-CR23, Class ASB, 3.26%, 05/10/2048		409,328	407,990
CSMC Trust, Series 2018-J1, Class A2, 3.50%, 02/25/2048 (a)(c)		2,103,535	1,931,319
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/2053		4,048,320	3,849,261
Flagstar Mortgage Trust
Series 2021-4, Class A1, 2.50%, 06/01/2051 (a)(c)		5,388,321	4,538,190
Series 2021-8INV, Class A3, 2.50%, 09/25/2051 (a)(c)		1,489,122	1,255,072
GS Mortgage Securities Trust, Series 2015-GC28, Class AAB, 3.21%, 02/10/2048		154,250	154,032
GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ5, Class A8, 2.50%, 10/25/2051 (a)(c)		3,374,597	3,029,330
Series 2022-PJ2, Class A4, 2.50%, 06/25/2052 (a)(c)		3,043,879	2,557,778
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, 2.92%, 10/25/2050 (a)(c)		3,768,666	3,316,867
Series 2021-GR2, Class A2, 2.50%, 02/25/2052 (a)(c)		2,085,694	1,756,576
Series 2021-MM1, Class A2, 2.50%, 04/25/2052 (a)(c)		6,809,718	5,739,584
Series 2021-PJ10, Class A2, 2.50%, 03/25/2052 (a)(c)		4,397,673	3,703,839
Series 2022-GR2, Class A2, 3.00%, 08/26/2052 (a)(c)		4,166,968	3,648,980
Series 2022-LTV2, Class A21, 4.00%, 12/25/2052 (a)(c)		3,783,886	3,608,050
Series 2022-PJ5, Class A4, 2.50%, 10/25/2052 (a)(c)		6,728,054	5,653,597
Series 2024-PJ6, Class A15, 6.00%, 10/25/2054 (a)(c)		6,350,889	6,438,552
JP Morgan Mortgage Trust
Series 2021-1, Class A3, 2.50%, 06/25/2051 (a)(c)		1,222,837	1,037,702
Series 2021-3, Class A3, 2.50%, 07/25/2051 (a)(c)		3,476,082	2,929,909
Series 2021-4, Class A3, 2.50%, 08/25/2051 (a)(c)		2,695,876	2,271,766
Series 2021-6, Class A3, 2.50%, 10/25/2051 (a)(c)		2,932,958	2,472,123
Series 2021-8, Class A3, 2.50%, 12/25/2051 (a)(c)		2,522,983	2,125,240
Series 2021-INV6, Class A2, 3.00%, 04/25/2052 (a)(c)		6,024,366	5,288,743
Series 2021-INV8, Class A2, 3.00%, 05/25/2052 (a)(c)		5,611,613	4,914,465
Series 2022-4, Class A2A, 3.00%, 10/25/2052 (a)(c)		2,041,786	1,784,301
Series 2022-6, Class A3, 3.00%, 11/25/2052 (a)(c)		2,390,366	2,098,483
Series 2022-8, Class A3, 4.00%, 01/25/2053 (a)(c)		1,904,393	1,786,410
Series 2022-INV1, Class A3, 3.00%, 03/25/2052 (a)(c)		3,266,239	2,866,343
Series 2023-4, Class 1A4, 6.00%, 11/25/2053 (a)(c)		7,233,949	7,319,561
Series 2023-6, Class A4, 6.00%, 12/26/2053 (a)(c)		6,468,275	6,516,693
Series 2023-8, Class A4, 6.00%, 02/25/2054 (a)(c)		1,753,159	1,769,682
Series 2024-3, Class A3, 3.00%, 05/25/2054 (a)(c)		8,112,536	7,119,294
Series 2024-5, Class A6, 6.00%, 11/25/2054 (a)(c)		9,840,618	9,931,352
Series 2024-6, Class A6, 6.00%, 12/25/2054 (a)(c)		6,464,280	6,519,911
Series 2024-7, Class A3, 3.00%, 04/25/2053 (a)(c)		4,634,038	4,061,118
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 4.00%, 02/25/2053 (a)(c)		2,477,134	2,323,607
OBX Trust
Series 2021-INV2, Class A3, 2.50%, 10/25/2051 (a)(c)		2,575,770	2,172,603
Series 2023-INV1, Class A1, 3.00%, 01/25/2052 (a)(c)		4,853,850	4,256,788
PRMI Securitization Trust, Series 2021-1, Class A3, 2.50%, 04/25/2051 (a)(c)		5,585,257	4,959,928
PSMC Trust
Series 2021-1, Class A11, 2.50%, 03/25/2051 (a)(c)		1,757,359	1,581,114
Series 2021-2, Class A3, 2.50%, 05/25/2051 (a)(c)		3,532,104	3,184,227
Rate Mortgage Trust
Series 2021-J3, Class A1, 2.50%, 10/25/2051 (a)(c)		3,791,797	3,191,279
Series 2021-J4, Class A1, 2.50%, 11/25/2051 (a)(c)		4,355,117	3,667,997
Sequoia Mortgage Trust
Series 2021-3, Class A1, 2.50%, 05/25/2051 (a)(c)		5,606,672	4,718,727
Series 2021-4, Class A1, 2.50%, 06/25/2051 (a)(c)		5,388,824	4,535,380
Series 2021-6, Class A1, 2.50%, 10/25/2051 (a)(c)		2,471,280	2,075,200
Towd Point Mortgage Trust, Series 2015-5, Class M2, 3.50%, 05/25/2055 (a)(c)		4,443,045	4,390,397
Verus Securitization Trust, Series 2024-INV2, Class A1, 5.33%, 08/26/2069 (a)(b)		5,341,203	5,370,764
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A1, 2.50%, 12/25/2050 (a)(c)		7,564,254	6,371,764
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $216,992,951)			219,979,516

U.S. TREASURY SECURITIES - 12.8%		Par	Value
U.S. Treasury Bonds, 4.25%, 08/15/2054		22,760,000	23,240,094
U.S. Treasury Notes
2.75%, 08/15/2032		5,665,000	5,293,677
3.88%, 08/15/2034		172,110,000	173,320,148
TOTAL U.S. TREASURY SECURITIES (Cost $201,977,240)			201,853,919

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 7.5%		Par	Value
Secretaria Tesouro Nacional
11.12%, 01/01/2025 (e)	BRL	405,398,000	72,516,351
10.00%, 01/01/2031	BRL	271,950,000	46,257,685
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $119,126,799)			118,774,036

AGENCY MORTGAGE-BACKED SECURITIES - 7.1%		Par	Value
Fannie Mae Pool
5.50%, 10/15/2054 (d)		80,430,000	81,361,337
6.00%, 10/15/2054 (d)		30,230,000	30,895,934
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $112,526,148)			112,257,271

MEDIUM-TERM NOTES - 0.4%		Par	Value
Citigroup Global Markets Holdings, Inc.
12/31/2024 (f)	EUR	2,846,000	3,188,401
12/31/2024 (g)		3,276,000	3,124,321
TOTAL MEDIUM-TERM NOTES (Cost $6,457,417)			6,312,722

SHORT-TERM INVESTMENTS - 14.4%
U.S. Treasury Bills - 14.4%		Par
5.00%, 12/05/2024 (e)		122,200,000	121,202,298
4.83%, 01/23/2025 (e)		107,945,000	106,429,429
TOTAL SHORT-TERM INVESTMENTS (Cost $227,441,957)			227,631,727

TOTAL INVESTMENTS - 101.9% (Cost $1,595,327,370)			1,605,798,928
Liabilities in Excess of Other Assets - (1.9)%			(29,988,453)
TOTAL NET ASSETS - 100.0%			$1,575,810,475

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
SOFR - Secured Overnight Financing Rate
BRL - Brazilian Real
EUR - Euro

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	Step coupon bond. The rate disclosed is as of September 30, 2024.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2024.

(d)	To-be-announced security.
(e)	The rate shown is effective yield as of September 30, 2024.
(f)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 5Y5Y EUR CMS from its initial underlying value to its final underlying value.

(g)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 5Y5Y SOFR CMS from its initial underlying value to its final underlying value.

Carillon Reams Unconstrained Bond Fund
Schedule of Written Options
September 30, 2024 (Unaudited)

WRITTEN OPTIONS - 0.0%	Notional Amount	Contracts	Value
Call Options - 0.0% (a)
10-Year U.S. Treasury Note, Expiration: 10/25/2024; Exercise Price: $115.00 (b)(c)	$(105,138,520)	(920)	$(359,375)

Put Options - 0.0% (a)
Euro BOBL, Counterparty: EUREX; Expiration: 10/25/2024; Exercise Price: $119.50(b)(c)	(131,896,644)	(987)	(274,670)
TOTAL WRITTEN OPTIONS (Premiums received $1,523,191)			$(634,045)

Percentages are stated as a percent of net assets. Written Options are categorized as Level 2 as of the date of this report.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.

Carillon Reams Unconstrained Bond Fund
Schedule of Forward Currency Contracts
September 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	10/02/2024	BRL	50,250,920	USD	9,190,000	$31,899
Barclays Capital, Inc.	10/15/2024	NOK	335,443,633	USD	31,013,367	778,725
Barclays Capital, Inc.	10/02/2024	USD	9,223,568	BRL	50,250,920	1,669
Goldman Sachs	10/02/2024	BRL	154,178,833	USD	28,299,560	(5,119)
Goldman Sachs	12/03/2024	BRL	154,178,833	USD	28,137,645	(47,998)
Goldman Sachs	10/03/2024	CAD	38,373,083	USD	28,056,344	318,450
Goldman Sachs	10/28/2024	INR	5,225,903,993	USD	62,285,000	(9,041)
Goldman Sachs	10/02/2024	USD	28,333,882	BRL	154,178,833	39,442
Goldman Sachs	01/03/2025	USD	25,673,957	BRL	132,054,000	1,715,130
J.P. Morgan Securities, Inc.	10/15/2024	AUD	21,397,000	USD	14,487,160	309,429
J.P. Morgan Securities, Inc.	10/02/2024	BRL	439,741,133	USD	79,794,297	905,688
J.P. Morgan Securities, Inc.	10/15/2024	SEK	146,050,022	USD	13,955,513	436,374
J.P. Morgan Securities, Inc.	10/15/2024	USD	14,569,003	AUD	21,397,000	(227,586)
J.P. Morgan Securities, Inc.	10/02/2024	USD	79,360,084	BRL	439,741,133	(1,339,900)
J.P. Morgan Securities, Inc.	01/03/2025	USD	53,060,362	BRL	273,344,000	3,467,002
J.P. Morgan Securities, Inc.	11/13/2024	USD	45,340,000	CHF	38,777,589	(713,746)
J.P. Morgan Securities, Inc.	10/28/2024	USD	62,285,000	CNY	440,299,310	(646,543)
J.P. Morgan Securities, Inc.	12/31/2024	USD	3,191,627	EUR	2,846,000	11,474
J.P. Morgan Securities, Inc.	10/15/2024	USD	14,386,330	SEK	146,050,022	(5,557)
Total Unrealized Appreciation (Depreciation)						$5,019,792

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar CHF - Swiss Franc CNY - Chinese Yuan EUR - Euro
INR - Indian Rupee
NOK - Norwegian Krone SEK - Swedish Krona Forward Contracts are categorized as Level 2 as of the date of this report.

Carillon Reams Unconstrained Bond Fund
Schedule of Inflation Rate Swap Contracts
as of September 30, 2024 (Unaudited)

Fixed Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Central Clearing Party	Termination Date	Notional	Unrealized Appreciation (Depreciation)
2.45%	U.S. CPI Urban Consumers NSA	Received	At Termination	LCH Ltd	06/30/2053	$(25,507,000)	$(412,943)
2.72%	U.S. CPI Urban Consumers NSA	Paid	At Termination	LCH Ltd	06/30/2053	EUR 17,646,000	$2,800,896
Total Unrealized Appreciation (Depreciation)							$2,387,953

Carillon Reams Unconstrained Bond Fund
Schedule of Credit Default Swap Contracts
September 30, 2024 (Unaudited)

Reference Obligation *	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount (b)	Value (c)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Protection:
iTraxx Australia Series 42 Version 1 Index	1.00%	Quarterly	Baa2/BBB	12/20/2029	97,210,000	(1,701,532)	(1,534,342)	(167,190)
Sell Protection (a):
CDX North American Investment Grade Index Series 43	1.00%	Quarterly	Baa2/BBB	12/20/2029	97,210,000	2,164,057	2,181,965	(17,9080)
	0.000%					$462,525	$647,623	$(185,098)

* Intercontinental Exchange is the central clearing party.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

There is $81,574 of variation margin related to swap contracts due from the broker to the Fund as of the date of this report. Credit Default Swap Contracts and Inflation Rate Swap Contracts are categorized as Level 2 as of the date of this report.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Carillon Reams Unconstrained Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total

Investments:
Asset-Backed Securities	$–	$412,652,275	$–	$412,652,275
Corporate Bonds	–	306,337,462	–	306,337,462
Commercial Mortgage-Backed Securities	–	219,979,516	–	219,979,516
U.S. Treasury Securities	–	201,853,919	–	201,853,919
Foreign Government Debt Obligations	–	118,774,036	–	118,774,036
Agency Mortgage-Backed Securities	–	112,257,271	–	112,257,271
Medium-Term Notes	–	6,312,722	–	6,312,722
U.S. Treasury Bills	–	227,631,727	–	227,631,727
Total Investments	$–	$1,605,798,928	$–	$1,605,798,928